RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transactions
Amounts due from related parties	¥ 478,767	$ 68,771	¥ 484,286
Short term loans	200,000	$ 28,728
Jinshang
Related Party Transactions
Amounts due from related parties	50,666		215,937
Beijing Zixuan
Related Party Transactions
Amounts due from related parties	404,416		187,964
Qicaitianxia
Related Party Transactions
Amounts due from related parties	1,050		78,441
Shareholders
Related Party Transactions
Amounts due from related parties	20,459
Qifutong
Related Party Transactions
Amounts due from related parties	1,000		1,550
Others
Related Party Transactions
Amounts due from related parties	¥ 1,176		¥ 394